FAIR VALUE OF FINANCIAL INSTRUMENTS - Summary of financial instruments carried at fair value based on the levels of hierarchy - DIAMOND S SHIPPING INC. AND SUBSIDIARIES (Details) - Diamond S Shipping - USD ($)
$ in Thousands
	Jun. 30, 2019	Dec. 31, 2018
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative liabilities	$ 3,131	$ 1,530
Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative liabilities	0	0
Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative liabilities	3,131	1,530
Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative liabilities	$ 0	$ 0